Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Offsetting Assets
Information about financial instruments that are eligible for offset in the consolidated balance sheet as of March 31, 2016 and December 31, 2015 is presented in the following tables:

		Gross	Net Amounts	Gross Amounts
		Amounts	of Assets	Not Offset in the
	Gross	Offset in	Presented	Consolidated Balance Sheets
	Amounts	the	in the
	of	Consolidated	Consolidated		Cash
	Recognized	Balance	Balance	Financial	Collateral	Net
(in thousands)	Assets	Sheets	Sheets	Instruments	Received	Amount
Derivative assets:
March 31, 2016
Interest rate swap agreements	$2,604	$—	$2,604	$—	$—	$2,604
December 31, 2015
Interest rate swap agreements	1,219	—	1,219	—	—	1,219

Offsetting Liabilities

		Gross	Net Amounts	Gross Amounts
		Amounts	of Liabilities	Not Offset in the
	Gross	Offset in	Presented	Consolidated Balance Sheets
	Amounts	the	in the
	of	Consolidated	Consolidated		Cash
	Recognized	Balance	Balance	Financial	Collateral	Net
(in thousands)	Liabilities	Sheets	Sheets	Instruments	Pledged	Amount
Derivative liabilities:
March 31, 2016
Interest rate swap agreements	$2,604	$—	$2,604	$—	$2,604	$—
December 31, 2015
Interest rate swap agreements	1,219	—	1,219	—	1,219	—